Convertible Debenture (Narrative) (Details) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Convertible Debenture 1		$ 45,000
Convertible Debenture 2		10.00%
Convertible Debenture 3		$ 0.12
Convertible Debenture 4		0.15
Convertible Debenture 5		$ 0.20
Convertible Debenture 6		20.00%
Convertible Debenture 7		10
Convertible Debenture 8		$ 0.20
Convertible Debenture 9		$ 0.15
Convertible Debenture 10		$ 0.25
Convertible Debenture 11		$ 0.25
Convertible Debenture 12		$ 0.15
Convertible Debenture 13		$ 0.30
Convertible Debenture 14		$ 0.30
Convertible Debenture 15		0.15
Convertible Debenture 16		$ 2,250
Convertible Debenture 1	$ 45,000
Convertible Debenture 2	10.00%
Convertible Debenture 3	$ 4,500
Convertible Debenture 4	2,250
Convertible Debenture 5	$ 45,000
Convertible Debenture 6	$ 0.15
Convertible Debenture 7	300,000
Convertible Debenture 8	$ 1,125
Convertible Debenture 9	7,500
Convertible Debenture 10	307,500